Unaudited Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Treasury Stock	Paid-in Capital	Accumulated Deficit	Member’s Equity	Total
Balance at Dec. 31, 2022					$ (3,786,949)
Balance (in Shares) at Dec. 31, 2022					5,000,000
Members’ contributions			145,500			145,500
Member’s withdrawals			(59,294)			(59,294)
Retroactive application of Business Combination	$ 517		(3,787,466)		$ 3,786,949	(3,786,949)
Retroactive application of Business Combination (in Shares)	5,170,134				(5,000,000)
Balance at Mar. 31, 2023	$ 517		(3,701,260)			(3,700,743)
Balance (in Shares) at Mar. 31, 2023	5,170,134
Balance at Dec. 31, 2022					$ (3,786,949)
Balance (in Shares) at Dec. 31, 2022					5,000,000
Net income (loss)						10,145
Balance at Dec. 31, 2023	$ 643		517,843	10,145		$ 528,631
Balance (in Shares) at Dec. 31, 2023	6,421,829
Balance (in Shares) at Dec. 31, 2023						174,358
Balance at Mar. 31, 2023	$ 517		(3,701,260)			$ (3,700,743)
Balance (in Shares) at Mar. 31, 2023	5,170,134
Sale of common stock	$ 46		1,565,182			1,565,228
Sale of common stock (in Shares)	462,437
Common shares issued for services	$ 74		2,498,926			2,499,000
Common shares issued for services (in Shares)	738,295
Conversion of Series X preferred stock	$ 1					1
Conversion of Series X preferred stock (in Shares)	5,170
Common shares issued in exchange for convertible debt	$ 5		154,995			155,000
Common shares issued in exchange for convertible debt (in Shares)	45,793
Net income (loss)				10,145		10,145
Balance at Dec. 31, 2023	$ 643		517,843	10,145		$ 528,631
Balance (in Shares) at Dec. 31, 2023	6,421,829
Balance (in Shares) at Dec. 31, 2023						174,358
Sale of common stock	$ 1		11,999			$ 12,000
Sale of common stock (in Shares)	3,546
Net income (loss)				(859,032)		(859,032)
Balance at Mar. 31, 2024	$ 644		529,842	(848,887)		(318,401)
Balance (in Shares) at Mar. 31, 2024	6,425,375
Balance at Dec. 31, 2023	$ 643		517,843	10,145		$ 528,631
Balance (in Shares) at Dec. 31, 2023	6,421,829
Balance (in Shares) at Dec. 31, 2023						174,358
Net income (loss)						$ (1,948,791)
Balance at Jun. 30, 2024	$ 644		529,842	(1,938,646)		(1,408,160)
Balance (in Shares) at Jun. 30, 2024	6,425,375
Balance at Dec. 31, 2023	$ 643		517,843	10,145		$ 528,631
Balance (in Shares) at Dec. 31, 2023	6,421,829
Balance (in Shares) at Dec. 31, 2023						174,358
Sale of common stock	$ 1		11,999			$ 12,000
Sale of common stock (in Shares)	3,546
Conversion of debentures into common shares	$ 249		3,659,682			3,659,931
Conversion of debentures into common shares (in Shares)	2,491,250
Issuance of stock upon Business Combination	$ 296		(2,324,114)			(2,323,818)
Issuance of stock upon Business Combination (in Shares)	2,956,293
Stock-based compensation	$ 74		6,469,842			6,469,916
Stock-based compensation (in Shares)	742,234
Withholding tax liability for shares issued to foreign investors		$ (17)	(594,544)			(594,561)
Withholding tax liability for shares issued to foreign investors (in Shares)		(174,358)
Debt issuance costs	$ 55		1,892,266			1,892,321
Debt issuance costs (in Shares)	550,000
Issuance of warrants			2,089,126			2,089,126
Net income (loss)				(13,782,384)		(13,782,384)
Balance at Dec. 31, 2024	$ 1,318	$ (17)	11,722,100	(13,772,239)		$ (2,048,838)
Balance (in Shares) at Dec. 31, 2024	13,165,152
Balance (in Shares) at Dec. 31, 2024		(174,358)				174,358
Balance at Mar. 31, 2024	$ 644		529,842	(848,887)		$ (318,401)
Balance (in Shares) at Mar. 31, 2024	6,425,375
Net income (loss)				(1,089,759)		(1,089,759)
Balance at Jun. 30, 2024	$ 644		529,842	(1,938,646)		(1,408,160)
Balance (in Shares) at Jun. 30, 2024	6,425,375
Balance at Dec. 31, 2024	$ 1,318	$ (17)	11,722,100	(13,772,239)		(2,048,838)
Balance (in Shares) at Dec. 31, 2024	13,165,152
Sale of common stock	$ 84		2,198,359			2,198,443
Sale of common stock (in Shares)	835,000
Common shares issued for services	$ 12		423,738			423,750
Common shares issued for services (in Shares)	125,000
Net income (loss)				(3,320,256)		(3,320,256)
Balance at Mar. 31, 2025	$ 1,414	$ (17)	14,344,197	(17,092,495)		(2,746,901)
Balance (in Shares) at Mar. 31, 2025	14,125,152
Balance (in Shares) at Mar. 31, 2025		(174,358)
Balance at Dec. 31, 2024	$ 1,318	$ (17)	11,722,100	(13,772,239)		$ (2,048,838)
Balance (in Shares) at Dec. 31, 2024	13,165,152
Balance (in Shares) at Dec. 31, 2024		(174,358)				174,358
Common shares issued in exchange for convertible debt (in Shares)	770,000
Net income (loss)						$ (6,926,260)
Balance at Jun. 30, 2025	$ 2,567	$ (17)	20,558,565	(20,698,499)		$ (137,384)
Balance (in Shares) at Jun. 30, 2025	25,656,628
Balance (in Shares) at Jun. 30, 2025		(174,358)				174,358
Balance at Mar. 31, 2025	$ 1,414	$ (17)	14,344,197	(17,092,495)		$ (2,746,901)
Balance (in Shares) at Mar. 31, 2025	14,125,152
Balance (in Shares) at Mar. 31, 2025		(174,358)
Sale of common stock	$ 1,153		6,214,368			6,215,521
Sale of common stock (in Shares)	11,531,476
Net income (loss)				(3,606,004)		(3,606,004)
Balance at Jun. 30, 2025	$ 2,567	$ (17)	$ 20,558,565	$ (20,698,499)		$ (137,384)
Balance (in Shares) at Jun. 30, 2025	25,656,628
Balance (in Shares) at Jun. 30, 2025		(174,358)				174,358